Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Annual Minimum Compensation For Terms Of Employment Agreements [Table Text Block]	Annual minimum compensation for the terms of the employment agreements, as amended, is as follows:
2013	$860,590
2014	822,529
2015	489,402
2016	324,000
Total	$2,496,521